Employee Benefit Plans - Effects of One Percentage-Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total service cost and interest cost components, Increase	$ 66	$ 73	$ 66	$ 73
Estimated APBO, Increase	1,251	1,555	1,251	1,555
Total service cost and interest cost components, Decrease	(55)	(63)	(55)	(63)
Estimated APBO, Decrease	$ (1,073)	$ (1,331)	$ (1,073)	$ (1,331)